UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2005

Check here if Amendment [x ]; Amendment Number: 1
This Amendment (Check only one.):  [x ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 15, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total:  $146655
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     2920   117713 SH       SOLE                   113463              4250
Abercrombie & Fitch            COM              002896207     3226    56355 SH       SOLE                    54255              2100
American Express               COM              025816109     4154    80858 SH       SOLE                    77238              3620
AmerisourceBergen              COM              03073e105     2216    38681 SH       SOLE                    37021              1660
Anheuser-Busch                 COM              035229103     3324    70140 SH       SOLE                    67330              2810
Bank of America                COM              060505104     2947    66833 SH       SOLE                    62803              4030
Boeing Company                 COM              097023105     3364    57546 SH       SOLE                    54991              2555
Cendant Corp                   COM              151313103     4022   195826 SH       SOLE                   187226              8600
ChevronTexaco                  COM              166764100     4289    73548 SH       SOLE                    70348              3200
Cisco Systems                  COM              17275R102     3019   168777 SH       SOLE                   163107              5670
Citigroup Inc                  COM              172967101     4264    94873 SH       SOLE                    90911              3962
Coca-Cola                      COM              191216100     1976    47415 SH       SOLE                    45270              2145
Computer Sciences              COM              205363104     3246    70790 SH       SOLE                    67620              3170
Darden Restaurants             COM              237194105     3980   129740 SH       SOLE                   124715              5025
Disney, (Walt) Co              COM              254687106     3353   116720 SH       SOLE                   111320              5400
DuPont deNemours               COM              263534109     2512    49027 SH       SOLE                    47237              1790
Exxon Mobil Corp               COM              30231G102     4241    71163 SH       SOLE                    67998              3165
Fresh Del Monte                COM              g36738105     3830   125500 SH       SOLE                   120575              4925
General Electric               COM              369604103     5540   153646 SH       SOLE                   146567              7079
Hillenbrand Inds               COM              431573104     2402    43300 SH       SOLE                    41355              1945
Home Depot                     COM              437076102     4269   111637 SH       SOLE                   106812              4825
Honeywell Inc.                 COM              438516106     3323    89291 SH       SOLE                    85491              3800
Int'l Business Mach            COM              459200101     3424    37472 SH       SOLE                    35992              1480
Intel Corp                     COM              458140100     3852   165806 SH       SOLE                   158471              7335
International Paper            COM              460146103     2639    71720 SH       SOLE                    68355              3365
J.B. Hunt                      COM              445658107      636    14520 SH       SOLE                    14520
JP Morgan Chase                COM              46625H100     3817   110307 SH       SOLE                   105657              4650
Johnson & Johnson              COM              478160104     4170    62085 SH       SOLE                    59315              2770
McDonalds Corp                 COM              580135101     3366   108091 SH       SOLE                   103951              4140
Microsoft Corp                 COM              594918104     2534   104834 SH       SOLE                   100974              3860
Nokia ADS                      COM              654902204     2398   155443 SH       SOLE                   150353              5090
Novartis AG ADR                COM              66987V109     1497    32011 SH       SOLE                    29681              2330
Pfizer Inc                     COM              717081103     3252   123787 SH       SOLE                   118852              4935
Procter & Gamble               COM              742718109     2884    54424 SH       SOLE                    51694              2730
RF Micro Devices               COM              749941100      381    72990 SH       SOLE                    70690              2300
Royal Dutch Pet ADR            COM              780257804     2813    46845 SH       SOLE                    44865              1980
Royal Phil Elec ADR            COM              500472303     3741   135953 SH       SOLE                   130490              5463
Ruby Tuesday                   COM              781182100     2628   108185 SH       SOLE                   104510              3675
SAP AG ADR                     COM              803054204      581    14500 SH       SOLE                    13800               700
Sony Corp ADR                  COM              835699307     1623    40567 SH       SOLE                    38632              1935
Time Warner Inc                COM              887317105     1782   101521 SH       SOLE                    97551              3970
Tyco International             COM              902124106     4521   133756 SH       SOLE                   128376              5380
Tyson Foods Cl A               COM              902494103      866    51914 SH       SOLE                    51264               650
Unilever ADR                   COM              904784709     1610    23535 SH       SOLE                    22615               920
United Technologies            COM              913017109     5564    54735 SH       SOLE                    52140              2595
Wal-Mart Stores                COM              931142103     6724   134179 SH       SOLE                   129834              4345
Washington Mutual              COM              939322103     2934    74288 SH       SOLE                    71218              3070